Debentures (Schedule of Debentures) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Debentures	€ 82,724	€ 71,584
Less current maturities	10,600	26,773
Total long-term debentures	72,124	44,811
Face value
Disclosure of detailed information about financial instruments [line items]
Debentures	83,499	72,137
Less current maturities	10,849	26,928
Total long-term debentures	72,650	45,209
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	82,724	71,584
Less current maturities	10,600	26,773
Total long-term debentures	€ 72,124	€ 44,811